Shareholder Fees - FidelityGlobalCreditFund-RetailPRO	Mar. 01, 2023 USD ($)
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund
Shareholder Fees:
(fees paid directly from your investment)	none